Pensions and Post-Employment Benefits - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2012 USD ($)
Disclosure of defined benefit plans [line items]
Costs of defined contribution plans	$ 48		$ 50		$ 45
Projected benefits obligation	3,033		2,738		2,454
increase in the net projected liability	10		10		22
Curtailment gain loss on settlement	$ 1		3
Period of settlement of one time settlement obligation	20 years	20 years
Post employment healthcare benefits [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	$ 78		$ 62
Trinidad Cement Limited [member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation	5.00%		8.00%
Mexico [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	$ 216		$ 203
Medical inflation rates used to determine the projected benefits obligation	8.00%		8.00%
Income from prior period adjustment of retirement benefit	$ 1
Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation	6.40%		6.30%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	$ 1,925		$ 1,681
Medical inflation rates used to determine the projected benefits obligation	6.50%		6.50%
United States [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	$ 305		$ 297
United States [member] | Transition to defined contribution plan [member]
Disclosure of defined benefit plans [line items]
One time settlement obligation incurred due to transition of contribution plans	24
United States And United Kingdom [member] | Multi-employer defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Contribution to the multiemployer plans combined amounts	56		64		65
Estimate of contribution to be made to the plan in the subsequent annual period	58
France [member]
Disclosure of defined benefit plans [line items]
Income from prior period adjustment of retirement benefit	2
CEMEX U.K. [member]
Disclosure of defined benefit plans [line items]
Operating assets							$ 553
Dividends received	$ 29	£ 21.3	$ 27	£ 20.3	$ 25	£ 19.3
Percentage of annual rate	5.00%	5.00%
increase in the net projected liability	$ 54